UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                    May 14, 2007
------------------------        -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Alps Advisers, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: One

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

                                          ALPS ADVISERS, INC.
                                       2

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-07

                                 TITLE OF                VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------   --------   ---------   --------  --------- ---  ----  -------  --------  -------- -------- --------
3M Company                       COM        88579y101      45837     599720 SH         Sole      126500     473220
AT&T Inc.                        COM        00206r102        292       7414 SH         Sole                   7414
American International Group I   COM        026874107      52334     778555 SH         Sole      153000     625555
Analog Devices                   COM        032654105      15113     438186 SH         Sole       69800     368386
BP PLC - ADR                     COM        055622104        352       5444 SH         Sole                   5444
Bank of America Corp.            COM        060505104      47983     940472 SH         Sole      195000     745472
Bank of New York                 COM        064057102      17666     435648 SH         Sole      103100     332548
Belvedere Resources, Ltd.        COM        080903107         15      10000 SH         Sole                  10000
Boston Scientific                COM        101137107      33025    2271300 SH         Sole      400000    1871300
CVS Caremark Corp.               COM        126650100        237       6950 SH         Sole                   6950
Calpine Corporation              COM        131347106         21      10000 SH         Sole                  10000
Chevron Corp.                    COM        166764100      49633     671078 SH         Sole      140500     530578
China Direct Trading Corp.       COM        16938E102          1      48775 SH         Sole                  48775
Chubb Corp.                      COM        171232101        229       4428 SH         Sole                   4428
Cisco Systems Inc                COM        17275R102      41644    1631165 SH         Sole      340000    1291165
Citigroup                        COM        172967101      50852     990492 SH         Sole      200000     790492
Coca Cola                        COM        191216100       1198      24951 SH         Sole                  24951
Comcast Corp. - Special Class    COM        20030N200      35442    1391523 SH         Sole      277500    1114023
ConocoPhillips                   COM        20825c104      45183     661055 SH         Sole      143000     518055
Dell Inc                         COM        24702r101      11894     512460 SH         Sole      115000     397460
Devon Energy Co.                 COM        25179m103      14733     212845 SH         Sole       52000     160845
Dollar General                   COM        256669102      55504    2624295 SH         Sole      477000    2147295
Enviornmental Energy Service     COM        29406q101          1      10000 SH         Sole                  10000
Exxon Mobil Corporation          COM        30231g102       7437      98568 SH         Sole                  98568
First Data Corp.                 COM        319963104      57857    2150825 SH         Sole      446000    1704825
First Place Financial Corp.      COM        33610t109        531      24749 SH         Sole                  24749
Gap Inc.                         COM        364760108      40811    2371327 SH         Sole      475000    1896327
General Electric Co.             COM        369604103      56761    1605230 SH         Sole      312000    1293230
Intel Corporation                COM        458140100      41579    2173505 SH         Sole      385000    1788505
J. P. Morgan Chase & Co.         COM        46625H100      42193     872122 SH         Sole      181000     691122
Johnson & Johnson                COM        478160104      26947     447186 SH         Sole       94000     353186
MedImmune Inc                    COM        584699102      65009    1786455 SH         Sole      351800    1434655
Merck & Co., Inc.                COM        589331107        691      15648 SH         Sole                  15648
Merrill Lynch & Co.              COM        590188108      18971     232289 SH         Sole       47300     184989
Microsoft Corporation            COM        594918104      52850    1896291 SH         Sole      390000    1506291
Morgan Stanley                   COM        617446448      48728     618694 SH         Sole      126300     492394
Novellus Systems                 COM        670008101      14891     465049 SH         Sole       74800     390249
Pfizer, Inc.                     COM        717081103      45652    1807281 SH         Sole      347000    1460281
Progressive Corp.                COM        743315103      14490     664050 SH         Sole      120000     544050
Royal Dutch Shell PLC ADR - A    COM        780259206        249       3750 SH         Sole                   3750
Sky Financial Group Inc.         COM        83080p103        305      11361 SH         Sole                  11361
Symantec Corp.                   COM        871503108       5296     306140 SH         Sole      102200     203940
Teva Pharma Inds ADR             COM        881624209      49408    1320010 SH         Sole      283000    1037010
The St. Joe Company              COM        790148100        217       4150 SH         Sole                   4150
Time Warner Inc                  COM        887317105      54226    2749794 SH         Sole      582000    2167794
Triangle MultiMedia Inc.         COM        895891109          0    1000000 SH         Sole                1000000
Tyco International LTD.          COM        902124106      50174    1590304 SH         Sole      335000    1255304
Verizon Communications           COM        92343v104        350       9217 SH         Sole                   9217
Vishay Intertechnology           COM        928298108      41737    2985455 SH         Sole      590000    2395455
Wachovia Corp.                   COM        929903102        491       8925 SH         Sole                   8925
Wal-Mart Stores, Inc.            COM        931142103      51279    1092212 SH         Sole      210500     881712
Wells Fargo Company              COM        949746101        281       8174 SH         Sole                   8174
Western Union                    COM        959802109      39961    1820558 SH         Sole      365000    1455558
Wyeth                            COM        983024100      46586     931166 SH         Sole      190000     741166
E-Kong Group Ltd.                           G2952Q109          2      12500 SH         Sole                  12500
Prism Support Hldgs LLC                     3030551            0     250000 SH         Sole                 250000
OceanBoy Farms Inc.                         674990528          0     124995 SH         Sole                 124995
REPORT SUMMARY                        57 DATA RECORDS    1395149   45744736                     8800300   36944436
                                                                               1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                 ALPS Advisers, Inc.
                                                                                 028-12230